Label	Element	Value
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001131042_SupplementTextBlock
GPS FUNDS I

GuideMark® Large Cap Core Fund (Ticker: GILGX)

Supplement dated February 10, 2016

to the Prospectus for Institutional Shares dated July 31, 2015,

as revised October 9, 2015 and as further revised January 19, 2016

The index returns for the Russell 1000® Index,  MSCI Emerging Markets Index, and the MSCI World ex-US Index have been amended. Accordingly, the Average Annual Return Table is amended and restated in its entirety as shown below for the following Funds:

1) Summary Section – GuideMark® Large Cap Core Fund – Institutional Shares

Risk/Return [Heading]	rr_RiskReturnHeading	GuideMark® Large Cap Core Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 9, 2015, consistent with changes in the Fund’s principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund’s primary benchmark.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2015
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	0.92%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.20%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011	[1]
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	5.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2011
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	0.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.68%
Institutional Shares Prospectus | GuideMark® Large Cap Core Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, One Year	rr_AverageAnnualReturnYear01	1.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.06%

[1]	Effective October 9, 2015, consistent with changes in the Fund's principal investment strategies, the Russell 1000® Index replaced the Russell 1000® Growth Index as the Fund's primary benchmark.